Earnings Per Share - Schedule of Computations of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net income attributable to HCA Healthcare, Inc.		$ 5,643	$ 6,956	$ 3,754
Weighted average common shares outstanding		290,348	323,315	338,274
Effect of dilutive incremental shares		4,318	5,437	5,331
Shares used for diluted earnings per share		294,666	328,752	343,605
Basic earnings per share	$ 11.1	$ 19.43	$ 21.52	$ 11.1
Diluted earnings per share		$ 19.15	$ 21.16	$ 10.93